Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [Abstract]
Related Party Transactions

45. RELATED PARTY TRANSACTIONS

Related parties of the Group and assets and liabilities recognized and major transactions with the related parties during the current and prior periods are as follows:

(1)	Related parties

Related parties
Associates	Kumho Tires Co., Inc., Woori Service Networks Co., Ltd., Korea Credit Bureau Co., Ltd., Korea Finance Security Co., Ltd., Chin Hung International Inc., Poonglim Industrial Co., Ltd., STX Engine Co., Ltd, STX Corporation, 2016KIF-IMM Woori Bank Technology Venture Fund, K BANK Co., Ltd., Well to Sea No. 3 Private Equity Fund, and Others (Dongwoo C & C Co., Ltd. and other 22 associates)

(2)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related party		A title of account	December 31, 2016	December 31, 2017
Corporation that have significant influence over the Group	KDIC(*1)	Loans	9	—
		Other assets	270,041	—
		Deposits due to customers	1,894,631	—
		Other liabilities	15,568	—

Associates	Kumho Tires Co., Inc.	Loans	299,523	170,917
		Allowance for credit loss	(715)	(156,712)
		Deposits due to customers	45,957	666
		Other liabilities	50	50

	Woori Blackstone Korea Opportunity Private Equity Fund No.1	Other assets	34	—
		Other liabilities	306	—

	Woori Service Networks Co., Ltd.	Loans	29	45
		Deposits due to customers	2,572	1,311
		Other liabilities	393	357

	Korea Credit Bureau Co., Ltd.	Loans	2	6
		Deposits due to customers	5,069	5,586
		Other liabilities	40	54

	Korea Finance Security Co., Ltd.	Loans	55	56
		Deposits due to customers	2,801	2,854
		Other liabilities	6	7

	Chin Hung International Inc.	Loans	4,320	408
		Allowance for credit loss	(4,287)	(22)
		Deposits due to customers	14,047	46,220
		Other liabilities	279	1,658

	Poonglim Industrial Co., Ltd.	Deposits due to customers	283	4
	STX Engine Co., Ltd.	Loans	107,974	106,176
		Allowance for credit loss	(89,531)	(88,734)
		Deposits due to customers	13,260	18,092
		Other liabilities	588	29

	Samho International Co., Ltd.(*2)	Loans	37,327	—
		Allowance for credit loss	(717)	—
		Deposits due to customers	82,917	—
		Other liabilities	216	—

	STX Corporation	Loans	144,035	47,711
		Allowance for credit loss	(92,643)	(31,210)
		Deposits due to customers	14,412	77,555
		Other liabilities	90	80

	K BANK Co., Ltd.	Loans	—	212
		Other assets	325	—

	Well to Sea No.3 Private Equity Fund(*3)	Loans	—	73,810
		Allowance for credit loss	—	(39)
		Deposits due to customers	—	61
		Other liabilities	—	27

	Others(*4)	Loans	619	499
		Allowance for credit loss	(253)	(471)
		Other assets	8	1
		Deposits due to customers	4,460	2,906
		Other liabilities	60	73

(*1)	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.
(*2)	As the Group sold its entire ownership interest of the entity, it is excluded from the investment in associates during the years ended December 31, 2017.
(*3)	Due to capital contribution by the Group during the years ended December 31, 2017, the entity was included in the investment in associates.
(*4)	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2016 and 2017.

(3)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related party		A title of account	2015	2016	2017
Corporation that have significant influence over the group	KDIC(*3)	Interest income	22,237	11,778	—
		Interest expenses	23,584	20,966	15,331
		Impairment losses due to credit loss (reversal of allowance for credit loss)	29	—	—

Associates	Kumho Tires Co., Ltd.	Interest income	2,698	2,430	2,641
		Fees income	6	6	5
		Interest expenses	205	68	1
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(2,353)	162	155,997

	Woori Blackstone Korea Opportunity Private Equity Fund No.1	Fees income	1,437	1,364	6,225

	Woori Service Networks Co., Ltd.	Other income	28	29	30
		Interest expenses	83	49	24
		Fees expenses	821	985	543
		Other expenses	228	222	507
		Impairment losses due to credit loss	2	—	—

	Korea Credit Bureau Co., Ltd.	Interest expenses	74	138	82
		Fees expenses	1,690	1,915	2,079

	Korea Finance Security Co., Ltd.	Interest expenses	39	10	12
		Fees expenses	93	110	—
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(3)	—	—

	Chin Hung International Inc.	Interest income	807	240	364
		Fees income	1	1	1
		Interest expenses	35	28	27
		Reversal of allowance for credit loss	(534)	(481)	(4,265)

	Poonglim Industrial Co., Ltd.	Interest expenses	11	2	—
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(1,565)	(1,557)	—

	Ansang Tech Co., Ltd.(*1)	Reversal of allowance for credit loss	(38)	—	—

	STX Engine Co., Ltd.	Interest income	1,358	1,348	1,417
		Fees income	67	58	28
		Interest expenses	46	97	147
		Impairment losses due to credit loss	20,524	63,866	(797)
Associates	Samho International Co., Ltd.(*4)	Interest income	1,015	916	486
		Fees income	3	5	5
		Interest expenses	981	525	334
		Reversal of allowance for credit loss	(2,098)	(5,166)	(717)

	Force TEC C Co., Ltd.(*5)	Interest income	249	153	—
		Impairment losses due to credit loss (reversal of allowance for credit loss)	5,900	—	—

	Hana Engineering & Construction Co., Ltd.(*2)	Reversal of allowance for credit loss	(98)	—	—

	STX Corporation	Interest income	1,729	1,039	219
		Fees income	89	75	30
		Interest expenses	6	7	4
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(4,060)	73,457	(61,432)

	Osung LST Co., Ltd.(*2)	Interest income	226	170	—
		Interest expenses	16	1	—
		Reversal of allowance for credit loss	(223)	(338)	—

	Woori Columbus 1st Private Equity Fund	Fees income	546	308	272

	Ilyang Construction Co., Ltd.(*2)	Impairment losses due to credit loss	215	—	—

	K BANK Co., Ltd.(*6)	Fees income	—	296	—
		Other income	—	1,638	1,051

	Well to Sea No.3	Interest incomes	—	—	982

	Private Equity Fund(*7)	Interest expenses	—	—	4
		Impairment losses due to credit loss	—	—	39

	Others(*8)	Interest expenses	—	17	13
		Impairment losses due to credit loss	—	253	218

(*1)	As the Group sold its ownership interests in the entities during the year ended December 31, 2015, these entities were excluded from the investment in associates.
(*2)	As the Group sold its ownership interests in the entities during the year ended December 31, 2016, these entities were excluded from the investment in associates.
(*3)	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been exclude from the corporation that have significant influence over the Group.
(*4)	As the Group sold its entire ownership interest of the entity, it is excluded from the investment in associates during the years ended December 31, 2017.
(*5)	The entity is not in scope for the associates as of December 31, 2017, because the Group does not have significant influence over the entity due to the fact that it is going through workout process under receivership.
(*6)	Due to capital contribution during the year ended December 31, 2016, the entity has been included in the investment in associates.
(*7)	Due to capital contribution by the Group during the year ended December 31, 2017, the entity was included in the investment in associates.
(*8)	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of December 31, 2017, and Saman Corporation, Kyesan Engineering Co., Ltd., Gachi Staff Co., Ltd., QTS Shipping Co., Ltd., and others were included as of December 31, 2016, respectively.

(4)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
KDIC(*1)	1,500,000	—	Loan commitment
Kumho Tires Co., Inc.	24,187	4,181	Letter of credit and others
	126,435	636	Loan commitment
Korea Finance Security Co., Ltd.	205	204	Loan commitment
Korea Credit Bureau Co., Ltd.	33	29	Loan commitment
Woori Service Networks Co., Ltd.	171	155	Loan commitment
Chin Hung International Inc.	40,904	31,891	Loan commitment
STX Engine Co., Ltd.	63,103	68,858	Letter of credit and others
	685	—	Loan commitment
SamHo Co., Ltd.(*2)	30,083	—	Loan commitment
STX corporation	24,316	17,557	Letter of credit and others
	71	53	Loan commitment
Well to Sea No.3 Private Equity Fund(*3)	—	236,190	Loan commitment

(*1)	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been exclude from the corporation that have significant influence over the Group.
(*2)	As the Group sold its entire ownership interest of the entities during the year ended December 31, 2017, they are excluded from the investment in associates.
(*3)	Due to capital contribution by the Group during the year ended December 31, 2017, the entity was included in the investment in associates.

For the guarantee provided to the related parties, the Group recognized provisions for guarantees amounting to 70,587 million Won and 71,459 million Won, as of December 31, 2016 and 2017, respectively.

(5)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015(*)	2016	2017
Short term benefits	10,288	9,523	12,024
Severance payments	473	424	472

Total	10,761	9,947	12,496

(*)	As the scope of the compensation for key management disclosure has changed, the comparative amounts are restated.

Key management includes registered executives and non-registered executives. Outstanding assets and liabilities from transactions with key management amount to 2,439 million Won and 6,309 million Won, respectively, as of December 31, 2017. With respect to the assets, the Group has not recognized any allowance, nor provision.